Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of capital structure

	September 30, 2022
	Authorized	Issued	Outstanding
Common stock	200,000,000	21,353,550	21,353,357	$.0001 par value, one vote per share

Preferred stock – All Series	200,000,000	-	-	$.0001 par value

Preferred stock - Series A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Series B	1,000,000	-	-	$.0001 par value; voting rights of 10 votes for 1 Series B share; 2% preferred dividend payable annually

Preferred stock - Series C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

Preferred stock - Series F	15,000	11,414	11,414	$.0001 par value; no voting right, convertible to common at a fixed price per share

Preferred stock - Series G	51	51	51	$.0001 par value; no dividend rights, voting rights with common stock as a single series, one share equals 1% of the total voting rights, not subject to splits

	June 30, 2022
	Authorized	Issued	Outstanding
Common stock	20,000,000	19,169,128	19,168,935	$.0001 par value, one vote per share

Preferred stock – All Series	200,000,000	-	-	$.0001 par value

Preferred stock - Series A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Series B	1,000,000	-	-	$.0001 par value; voting rights of 10 votes for 1 Series B share; 2% preferred dividend payable annually

Preferred stock - Series C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

Preferred stock - Series F	15,000	11,414	11,414	$.0001 par value; no voting rights, convertible to common at a fixed price of $0.37per share; stated value is $1,000 per share

Preferred stock - Series G	51	51	51	$.0001 par value; no dividend rights, voting rights with common stock as a single series, one share equals 1% of the total voting rights, not subject to splits

		June 30, 2022
	Authorized	Issued	Outstanding
Common stock	20,000,000	19,169,128	19,168,935	$.0001 par value, one vote per share

Preferred stock: All Series	200,000,000	-	-	$.0001 par value

Preferred stock-Series A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock-Series B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock-Series C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

Preferred stock-Series F	15,000	11,414	11,414	$.0001 par value; no voting rights, convertible to common stock at a fixed price of $0.37 per share; stated value is $1,000 per share

Preferred stock- Series G	51	51	51	$.0001 par value; 51% of the voting power of all voting securities of the Company, including the common and preferred stock.

		June 30, 2021
	Authorized	Issued	Outstanding
Common stock	20,000,000	15,699,414	15,449,221	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value

Preferred stock-Series A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock-Series B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock-Series C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

Preferred stock-Series D	1,000,000	-	-	$.0001 par value; no voting rights, convertible to common stock, mandatory conversion to common stock 18 months after issue

Preferred stock-Series E	500,000	500,000	500,000	$.0001 par value; no voting rights, convertible to common stock

Schedule of contract assets and contract liabilities

	September 30, 2022	June 30, 2022
Contract assets	$ 55,125	$ 55,125
Contract liabilities	-	-

	June 30, 2022	June 30, 2021
Contract Assets	$55,125	$43,360
Contract Liabilities	$-	$228,514

Schedule of useful lives of property and equipment

Furniture and fixtures	5 years
Equipment	5 to 8 years
Vehicles	5 years
Building	40 years
Building Improvements	8 years

Schedule of goodwill and intangible assets

	Cost	Accumulated Amortization	Net Book Value	Total
Goodwill	$ 834,220	-	$834,220	$ 834,220
Finite-lived assets:
Customer list	$ 888,869	$ (516,370)	$ 372,499	$ 372,499
Vendor relationships	480,115	(288,515)	191,600	191,600
Capitalized product development cost	1,392,590	(567,777)	824,813	824,813
	$ 2,761,574	$(1,372,662)	$ 1,388,912	$1,388,912

	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 834,220	$ -	$ 834,220	$ -	$ 834,220
Finite-lived assets:
Customer list	$ 922,053	$ (472,320)	$ 449,733	$ (33,184)	$ 416,549
Vendor relationships	484,816	(264,565)	220,251	(4,701)	215,550
Product development costs	1,279,686	(468,594)	811,092	-	811,092
	$ 2,686,555	$ (1,205,479)	$ 1,481,076	$ (37,885)	$ 1,443,191

	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 834,220	$ -	$ 834,220	$ -	$ 834,220
Finite-lived assets:
Customer list	$ 922,053	$ (472,320)	$ 449,733	$ (33,184)	$ 416,549
Vendor relationships	484,816	(264,565)	220,251	(4,701)	215,550
Capitalized product development costs	1,279,686	(468,594)	811,092	-	811,092

	$ 2,686,555	$ (1,205,479)	$ 1,481,076	$ (37,885)	$ 1,443,191

	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 834,220	$ -	$ 834,220	$ -	$ 834,220
Finite-lived assets:
Customer list	$ 922,053	$ (314,166)	$ 607,887	$ -	$ 607,887
Vendor relationships	484,816	(168,474)	316,342	-	316,342
Capitalized product development costs	790,118	(197,532)	592,586	-	592,586

	$ 2,196,987	$ (680,172)	$ 1,516,815	$ -	$ 1,516,815